SEGMENT REPORTING (Schdeule of Net Revenue by Country based upon Sales Location that Predominately represents Customer Location) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment reporting [Line Items]
Net Revenues	¥ 455,042	$ 65,540	¥ 616,485	¥ 606,883
PRC [Member]
Segment reporting [Line Items]
Net Revenues	443,601	63,892	597,746	606,883
Singapore [Member]
Segment reporting [Line Items]
Net Revenues	¥ 11,441	$ 1,648	¥ 18,739